Note 6 - Liquidity (Details) (USD $)	12 Months Ended		15 Months Ended	2 Months Ended	15 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Juhl Renewable Assets Series A Preferred Stock [Member]	Mar. 31, 2014 Juhl Renewable Assets Series A Preferred Stock [Member]	May 19, 2014 Series A Convertivle Preferred Stock [Member]	Mar. 31, 2014 Series A Convertivle Preferred Stock [Member]	Mar. 31, 2014 Three Wind Farm Projects [Member]	Dec. 31, 2013 Three Wind Farm Projects [Member]
Note 6 - Liquidity (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction (in Shares)	1,400,000			375,000	1,450,000
Planned Private Sale of Series A Preferred Stock, Proceeds		$ 1,400,000	$ 1,450,000
Investments						$ 2,400,000	$ 2,400,000